Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2013	December 31, 2012
Accrued salaries, wages, benefits and bonus	$45,456	$65,581
Sales tax payable	4,409	877
Accrued accounting and legal fees	—	5,160
Customer deposit payable	580	36,540
Accrued interest	6,288	76,438
Royalty payable	—	262,500
Other accrued liabilities	32,997	41,860
	$89,730	$488,956